CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) (Q3) - USD ($)	Common Stock [Member] Class A Common Stock [Member]	Common Stock [Member] Class B Common Stock [Member]	Additional Paid-in Capital [Member]	(Accumulated Deficit)/Retained Earnings [Member]	Total
Beginning balance at Feb. 27, 2019	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at Feb. 27, 2019	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)		$ 0	0	(1,000)	(1,000)
Ending balance at Mar. 31, 2019	$ 0	$ 0	0	(1,000)	(1,000)
Ending balance (in shares) at Mar. 31, 2019	0	0
Beginning balance at Feb. 27, 2019	$ 0	$ 0	0	0	0
Beginning balance (in shares) at Feb. 27, 2019	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)					824,196
Ending balance at Sep. 30, 2019	$ 111	$ 625	4,175,069	824,196	5,000,001
Ending balance (in shares) at Sep. 30, 2019	1,109,213	6,250,000
Beginning balance at Feb. 27, 2019	$ 0	$ 0	0	0	0
Beginning balance (in shares) at Feb. 27, 2019	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor	$ 0	$ 647	24,353	0	25,000
Issuance of Class B common stock to Sponsor (in shares)	0	6,468,750
Sale of 25,000,000 Units, net of underwriting discount and offering expenses	$ 2,500	$ 0	236,894,412	0	236,896,912
Sale of 25,000,000 Units, net of underwriting discount and offering expenses (in shares)	25,000,000	0
Sale of 6,954,500 Private Placement Warrants	$ 0		6,954,500	0	6,954,500
Net income (loss)	0	$ 0	0	1,403,487	1,403,487
Ending balance at Dec. 31, 2019	$ 114	$ 625	3,595,780	1,403,487	5,000,006
Ending balance (in shares) at Dec. 31, 2019	1,138,051	6,250,000
Beginning balance at Mar. 31, 2019	$ 0	$ 0	0	(1,000)	(1,000)
Beginning balance (in shares) at Mar. 31, 2019	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor	$ 0	$ 647	24,353	0	25,000
Issuance of Class B common stock to Sponsor (in shares)	0	6,468,750
Sale of 25,000,000 Units, net of underwriting discount and offering expenses	$ 25,000	$ 0	236,894,412	0	236,896,912
Sale of 25,000,000 Units, net of underwriting discount and offering expenses (in shares)	25,000,000	0
Sale of 6,954,500 Private Placement Warrants	$ 0		6,954,500	0	6,954,500
Common stock subject to possible redemption	$ (2,389)	$ 0	(238,889,578)	0	(238,891,967)
Common stock subject to possible redemption (in shares)	(23,886,104)	0
Net income (loss)		$ 0	0	16,561	16,561
Ending balance at Jun. 30, 2019	$ 111	$ 647	4,983,687	15,561	5,000,006
Ending balance (in shares) at Jun. 30, 2019	1,113,896	6,468,750
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forfeiture of founder shares	$ 0	$ (22)	22	0	0
Forfeiture of founder shares (in shares)	0	(218,750)
Change in value of common stock subject to possible redemption	$ 0		(808,640)	0	(808,640)
Change in value of common stock subject to possible redemption (in shares)	(4,683)
Net income (loss)	$ 0	$ 0	0	808,635	808,635
Ending balance at Sep. 30, 2019	$ 111	$ 625	4,175,069	824,196	5,000,001
Ending balance (in shares) at Sep. 30, 2019	1,109,213	6,250,000
Beginning balance at Dec. 31, 2019	$ 114	$ 625	3,595,780	1,403,487	5,000,006
Beginning balance (in shares) at Dec. 31, 2019	1,138,051	6,250,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of common stock subject to possible redemption	$ 1		(427,612)	0	(427,611)
Change in value of common stock subject to possible redemption (in shares)	10,277
Net income (loss)	$ 0	$ 0	0	427,614	427,614
Ending balance at Mar. 31, 2020	$ 115	$ 625	3,168,168	1,831,101	5,000,009
Ending balance (in shares) at Mar. 31, 2020	1,148,328	6,250,000
Beginning balance at Dec. 31, 2019	$ 114	$ 625	3,595,780	1,403,487	5,000,006
Beginning balance (in shares) at Dec. 31, 2019	1,138,051	6,250,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)					163,492
Ending balance at Sep. 30, 2020	$ 118	$ 625	3,432,285	1,566,979	5,000,007
Ending balance (in shares) at Sep. 30, 2020	1,179,479	6,250,000
Beginning balance at Mar. 31, 2020	$ 115	$ 625	3,168,168	1,831,101	5,000,009
Beginning balance (in shares) at Mar. 31, 2020	1,148,328	6,250,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of common stock subject to possible redemption	$ 2		116,638	0	116,640
Change in value of common stock subject to possible redemption (in shares)	24,516
Net income (loss)	$ 0	$ 0	0	(116,641)	(116,641)
Ending balance at Jun. 30, 2020	$ 117	$ 625	3,284,806	1,714,460	5,000,008
Ending balance (in shares) at Jun. 30, 2020	1,172,844	6,250,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of common stock subject to possible redemption	$ 1		147,479	0	147,480
Change in value of common stock subject to possible redemption (in shares)	6,635
Net income (loss)	$ 0	$ 0	0	(147,481)	(147,481)
Ending balance at Sep. 30, 2020	$ 118	$ 625	$ 3,432,285	$ 1,566,979	$ 5,000,007
Ending balance (in shares) at Sep. 30, 2020	1,179,479	6,250,000